UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24f-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.     Name and address of issuer:        Ameritas Life Insurance Corp.
                                          5900 "O" Street
                                          Lincoln, Nebraska 68510

2.     Name of each series or class of funds for which this Form is filed:

3.     Investment Company Act File Number:         811-07661

       Securities Act File Numbers:                333-05529


4(a).  Last day of fiscal year for which this notice is filed: December 31, 2001

4(b).  [ ]   Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year).  See
             Instruction A.2

4(c).  [ ]   Check box if this is the last time the issuer will be filing this
             Form.

5.     Calculation of registration fee:

       (i)      Aggregate sale price of securities sold during the
                fiscal year pursuant to section 24(f):               $14,510,322
                                                                     -----------

       (ii)     Aggregate price of securities redeemed
                or repurchased during the fiscal year:    $6,391,477
                                                          ----------

       (iii)    Aggregate price of securities redeemed
                or repurchased during any prior fiscal
                year ending no earlier than October 11,
                1995 that were not previously used to
                reduce registration fees payable
                to the Commission:                       $         0
                                                         -----------

       (iv)     Total available redemption credits
                [add Items 5(ii) and 5(iii)]:                        -$6,391,477
                                                                     -----------

       (v)      Net sales -- if Item 5(i) is greater
                than Item 5(iv)[subtract Item 5(iv)
                from Item 5(i)]:                                      $8,118,845
                                                                     -----------

       (vi)     Redemption credits available for use
                in future years ---if Item 5(i) is
                less than Item 5(iv) [subtract Item
                5(iv) from Item 5(i)]:                  $          0
                                                        ------------

       (vii)    Multiplier for determining registration
                fee (See Instruction C.9):                           X  0.000092
                                                                        --------

       (viii)   Registration fee due [multiply Item 5(v)
                by Item 5(vii)] (enter "0" if no fee
                is due):                                             =  $ 746.93
                                                                        --------

6.     Prepaid Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: --- . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: --- .

7.     Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                      + $: ---
                                                                         -------

8.     Total of the amount of the registration fee due plus any
       interest due [line 5(viii) plus line 7]:                       = $ 746.93
                                                                        --------


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 27, 2002.

                  Method of Delivery:

                                            [X] Wire Transfer
                                            [ ] Mail or other means




                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title):       /S/ Donald R. Stading
                                ----------------------
                                Donald R. Stading
                                Senior Vice President, Secretary,
                                and Corporate General Counsel

Date:   March 27, 2002